REAL ESTATE INVESTMENTS, NET - Summary of Real Estate Properties (Q2) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Land, Buildings and Improvements	$ 343,899,970	$ 337,755,793
Tenant origination and absorption costs	23,570,335	23,792,057	$ 27,266,610
Accumulated Depreciation and Amortization	(38,377,298)	(32,091,211)	(20,411,794)
Total Investment in Real Estate Property, Net	329,093,007	329,456,639	$ 403,535,694
Accredo Health | Office
Real Estate [Line Items]
Land, Buildings and Improvements	9,855,847	9,855,847
Tenant origination and absorption costs	1,269,350	1,269,351
Accumulated Depreciation and Amortization	(2,444,918)	(2,221,380)
Total Investment in Real Estate Property, Net	8,680,279	8,903,818
Dollar General One | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,281,812
Tenant origination and absorption costs	116,302
Accumulated Depreciation and Amortization	(186,127)
Total Investment in Real Estate Property, Net	1,211,987
Dollar General Two | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,543,776
Tenant origination and absorption costs	140,653
Accumulated Depreciation and Amortization	(238,203)
Total Investment in Real Estate Property, Net	1,446,226
Dollar General Three | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,199,860
Tenant origination and absorption costs	106,730
Accumulated Depreciation and Amortization	(178,835)
Total Investment in Real Estate Property, Net	1,127,755
Dollar General Four | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,174,188
Tenant origination and absorption costs	111,847
Accumulated Depreciation and Amortization	(171,462)
Total Investment in Real Estate Property, Net	1,114,573
Dollar General Five | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,112,872
Tenant origination and absorption costs	100,857
Accumulated Depreciation and Amortization	(175,973)
Total Investment in Real Estate Property, Net	1,037,756
Dollar General Six | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,102,086
Tenant origination and absorption costs	86,408
Accumulated Depreciation and Amortization	(170,976)
Total Investment in Real Estate Property, Net	1,017,518
Northrop Grumman | Office
Real Estate [Line Items]
Land, Buildings and Improvements	12,382,991
Tenant origination and absorption costs	1,469,737
Accumulated Depreciation and Amortization	(3,363,521)
Total Investment in Real Estate Property, Net	10,489,207
exp US Services | Office
Real Estate [Line Items]
Land, Buildings and Improvements	6,056,668	6,056,668
Tenant origination and absorption costs	388,248	388,248
Accumulated Depreciation and Amortization	(945,261)	(833,278)
Total Investment in Real Estate Property, Net	5,499,655	5,611,638
Harley | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	12,947,054
Tenant origination and absorption costs	0
Accumulated Depreciation and Amortization	(1,196,054)
Total Investment in Real Estate Property, Net	11,751,000
Wyndham | Office
Real Estate [Line Items]
Land, Buildings and Improvements	10,406,483	10,406,483
Tenant origination and absorption costs	669,232	669,232
Accumulated Depreciation and Amortization	(1,347,468)	(1,170,222)
Total Investment in Real Estate Property, Net	9,728,247	9,905,493
Williams Sonoma | Office
Real Estate [Line Items]
Land, Buildings and Improvements	8,079,612	8,079,612
Tenant origination and absorption costs	550,486	550,486
Accumulated Depreciation and Amortization	(1,214,232)	(1,058,455)
Total Investment in Real Estate Property, Net	7,415,866	7,571,643
Omnicare | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	7,262,747	7,262,747
Tenant origination and absorption costs	281,442	281,442
Accumulated Depreciation and Amortization	(954,774)	(832,474)
Total Investment in Real Estate Property, Net	6,589,415	6,711,715
EMCOR | Office
Real Estate [Line Items]
Land, Buildings and Improvements	5,960,610	5,960,610
Tenant origination and absorption costs	463,488	463,488
Accumulated Depreciation and Amortization	(693,863)	(604,163)
Total Investment in Real Estate Property, Net	5,730,235	5,819,935
Husqvarna | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	11,840,200	11,840,200
Tenant origination and absorption costs	1,013,948	1,013,948
Accumulated Depreciation and Amortization	(1,292,198)	(1,113,651)
Total Investment in Real Estate Property, Net	11,561,950	11,740,497
AvAir | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	27,357,899	27,357,900
Tenant origination and absorption costs	0	0
Accumulated Depreciation and Amortization	(2,458,171)	(2,111,134)
Total Investment in Real Estate Property, Net	24,899,728	25,246,766
3M | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	14,762,819
Tenant origination and absorption costs	2,356,361
Accumulated Depreciation and Amortization	(4,099,258)
Total Investment in Real Estate Property, Net	13,019,922
Cummins | Office
Real Estate [Line Items]
Land, Buildings and Improvements	14,465,491
Tenant origination and absorption costs	1,536,998
Accumulated Depreciation and Amortization	(2,549,219)
Total Investment in Real Estate Property, Net	13,453,270
Northrop Grumman Parcel | Land
Real Estate [Line Items]
Land, Buildings and Improvements	329,410
Tenant origination and absorption costs	0
Accumulated Depreciation and Amortization	0
Total Investment in Real Estate Property, Net	329,410
Texas Health | Office
Real Estate [Line Items]
Land, Buildings and Improvements	6,976,703	6,976,703
Tenant origination and absorption costs	713,221	713,221
Accumulated Depreciation and Amortization	(829,997)	(681,341)
Total Investment in Real Estate Property, Net	6,859,927	7,008,583
Bon Secours | Office
Real Estate [Line Items]
Land, Buildings and Improvements	10,388,751	10,388,751
Tenant origination and absorption costs	800,356	800,356
Accumulated Depreciation and Amortization	(1,204,744)	(978,335)
Total Investment in Real Estate Property, Net	9,984,363	10,210,772
Costco | Office
Real Estate [Line Items]
Land, Buildings and Improvements	27,330,797	27,330,797
Tenant origination and absorption costs	2,765,136	2,765,136
Accumulated Depreciation and Amortization	(3,305,667)	(2,654,329)
Total Investment in Real Estate Property, Net	26,790,266	27,441,604
Taylor Fresh Foods | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	34,194,369	34,194,369
Tenant origination and absorption costs	2,894,017	2,894,017
Accumulated Depreciation and Amortization	(2,257,859)	(1,597,022)
Total Investment in Real Estate Property, Net	34,830,527	35,491,364
Levins | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	4,429,390	4,429,390
Tenant origination and absorption costs	221,927	221,927
Accumulated Depreciation and Amortization	(330,913)	(220,609)
Total Investment in Real Estate Property, Net	4,320,404	4,430,708
Dollar General | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	4,899,714
Tenant origination and absorption costs	261,630
Accumulated Depreciation and Amortization	(220,698)
Total Investment in Real Estate Property, Net	4,940,646
GSA (MSHA) | Office
Real Estate [Line Items]
Land, Buildings and Improvements	3,112,076	3,112,076
Tenant origination and absorption costs	243,307	243,307
Accumulated Depreciation and Amortization	(207,772)	(138,515)
Total Investment in Real Estate Property, Net	3,147,611	3,216,868
PreK San Antonio | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	12,447,287
Tenant origination and absorption costs	555,767
Accumulated Depreciation and Amortization	(899,142)
Total Investment in Real Estate Property, Net	12,103,912
Dollar Tree | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,320,367	1,320,367
Tenant origination and absorption costs	73,298	73,298
Accumulated Depreciation and Amortization	(106,366)	(70,911)
Total Investment in Real Estate Property, Net	1,287,299	1,322,754
Solar Turbines | Office
Real Estate [Line Items]
Land, Buildings and Improvements	7,133,241	7,133,241
Tenant origination and absorption costs	284,026	284,026
Accumulated Depreciation and Amortization	(507,486)	(338,232)
Total Investment in Real Estate Property, Net	6,909,781	7,079,035
Wood Group | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	9,731,220	9,731,220
Tenant origination and absorption costs	539,633	466,293
Accumulated Depreciation and Amortization	(742,040)	(565,017)
Total Investment in Real Estate Property, Net	9,528,813	9,632,496
ITW Rippey | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	7,071,143	7,071,143
Tenant origination and absorption costs	304,387	304,387
Accumulated Depreciation and Amortization	(456,010)	(303,219)
Total Investment in Real Estate Property, Net	6,919,520	7,072,311
Dollar General, Big Spring | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,281,683	1,281,683
Tenant origination and absorption costs	76,351	76,351
Accumulated Depreciation and Amortization	(76,453)	(50,969)
Total Investment in Real Estate Property, Net	1,281,581	1,307,065
Gap | Office
Real Estate [Line Items]
Land, Buildings and Improvements	8,378,276	8,378,276
Tenant origination and absorption costs	360,377	360,377
Accumulated Depreciation and Amortization	(718,960)	(479,306)
Total Investment in Real Estate Property, Net	8,019,693	8,259,347
Sutter Health | Office
Real Estate [Line Items]
Land, Buildings and Improvements	29,555,055	29,555,055
Tenant origination and absorption costs	1,616,610	1,616,610
Accumulated Depreciation and Amortization	(1,620,523)	(1,080,349)
Total Investment in Real Estate Property, Net	29,551,142	$ 30,091,316
Walgreens | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	5,223,442
Tenant origination and absorption costs	335,945
Accumulated Depreciation and Amortization	(199,441)
Total Investment in Real Estate Property, Net	5,359,946
Labcorp property | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	9,672,174
Tenant origination and absorption costs	408,225
Accumulated Depreciation and Amortization	(306,481)
Total Investment in Real Estate Property, Net	9,773,918
L3Harris property | Industrial Property
Real Estate [Line Items]
Land, Buildings and Improvements	11,631,857
Tenant origination and absorption costs	454,035
Accumulated Depreciation and Amortization	(706,233)
Total Investment in Real Estate Property, Net	$ 11,379,659